Condensed Balance Sheets (unaudited) (Parenthetical) $ in Thousands	1 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)
Common stock, shares outstanding	8,952,000	8,952,000	10,069,600
Accounts receivable, allowance for doubtful accounts | $	$ 43	$ 43	$ 43	$ 0
GigCapital4, Inc
Reedemable common stock, shares			35,880,000
Reedemable common stock, price per share | $ / shares			$ 10.00
Preferred stock, par value | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	8,952,000	8,952,000	10,069,600
Common stock, shares outstanding	8,952,000	8,952,000	10,069,600
Number of shares forfeited	1,170,000	1,170,000